                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04379

                           Plan Investment Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of Principal Executive Offices) (Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
                     (Name and Address of Agent for Service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                             131 S. Dearborn Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments is as follows:

                            GOVERNMENT REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2007

                                                    PERCENTAGE
                                                        OF          PAR        AMORTIZED
                                                    NET ASSETS     (000)         COST
                                                    ----------   --------   --------------
REPURCHASE AGREEMENTS                                 100.5%
Goldman Sachs & Co.
   5.37% (04/02/07)
   To be repurchased at $303,074,565
   (collateralized by $274,183,297
   Federal National Mortgage Association Bonds &
   Freddie Mac REMICS,
   0.00% to 6.00%; due 10/15/16 to 03/25/37;
   Total Market Value is $312,027,171)                           $302,939     $302,939,000
Greenwich Capital Markets
   5.39% (04/02/07)
   To be repurchased at $275, 123,521
   (collateralized by $1,796,649,010
   Federal National Mortgage Association Strips,
   0.00%; due 07/01/18 to 10/01/36;
   Total Market Value is $283,250,472)                            275,000      275,000,000
Lehman Brothers, Inc.
   5.20% (04/02/07)
   To be repurchased at $110,047,667
   (collateralized by $111,325,000
   U.S. Treasury Bond,
   4.625%; due 08/31/11;
   Total Market Value is $112,201,176)                            110,000      110,000,000
Lehman Brothers, Inc.
   5.25% (04/02/07)
   To be repurchased at $110,048,125
   (collateralized by $107,532,000
   Federal Home Loan Bank Bonds and Tennessee
   Valley Authority Bonds,
   5.25% to 6.75%; due 09/11/09 to 11/01/25;
   Total Market Value is $113,303,671)                            110,000      110,000,000
Morgan Stanley & Co.
   5.36% (04/02/07)
   To be repurchased at $275,122,833
   (collateralized by $567,487,515
   Federal National Mortgage Association STRIPS,
   0.00% to 6.00%; due 9/01/33 to 10/01/36;
   Total Market Value is $283,270,990)                            275,000      275,000,000

                            GOVERNMENT REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2007

                                                    PERCENTAGE
                                                        OF          PAR        AMORTIZED
                                                    NET ASSETS     (000)         COST
                                                    ----------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
UBS Securities LLC
   5.29% (04/02/07)
   To be repurchased at $9,003,968
   (collateralized by $14,043,000
   Federal National Mortgage Association STRIPS,
   and Financing Corp. STRIPS,
   0.00%; due 11/02/14 to 11/01/18;
   Total Market Value is $9,272,978)                             $  9,000   $    9,000,000
UBS Securities LLC
   5.36% (04/02/07)
   To be repurchased at $275,122,833,
   (collateralized by $466,010,000
   Federal National Mortgage Association Strips,
   0.00%; due 09/01/33 to 07/01/36;
   Total Market Value is $283,250,352)                            275,000     275,000,000
                                                                            --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,356,939,000)                                                     1,356,939,000
                                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $1,356,939,000)*                             100.5%                $1,356,939,000
                                                                            --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                  (0.5%)                   (6,137,613)
                                                      -----                 --------------
NET ASSETS                                            100.0%                $1,350,801,387
                                                                            ==============

----------
*    Aggregate cost is the same for financial and Federal tax purposes.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2007

                                                          PERCENTAGE
                                                              OF         PAR      AMORTIZED
                                                          NET ASSETS    (000)        COST
                                                          ----------   -------   -----------
BANK OBLIGATIONS                                              6.6%
DOMESTIC CERTIFICATES OF DEPOSIT
   American Express Bank
      5.27% (04/10/07)                                                 $ 5,000   $  5,000,000
   Marshall & Illsley Bank
      5.30% (04/16/07)                                                   5,000      5,000,000
                                                                                 ------------
   TOTAL BANK OBLIGATIONS
      (Cost $10,000,000)                                                           10,000,000
                                                                                 ------------
CORPORATE DEBT                                               63.1%
COMMERCIAL PAPER
ASSET BACKED SECURITIES                                      17.8%
   Amstel Funding Corp.
      5.16% (09/28/07)                                                   5,400      5,261,454
   Concord Minutemen Capital Co.
      5.28% (04/03/07)                                                   6,000      5,998,240
   Curzon Funding LLC
      5.25% (05/16/07)                                                   2,000      1,986,888
   Emerald Certificates MBNA
      5.26% (05/02/07)                                                   3,000      2,986,412
   Grampian Funding LLC
      5.15% (08/03/07)                                                   2,700      2,652,151
      5.21% (08/07/07)                                                   3,000      2,944,480
   Sedna Finance, Inc.
      5.20% (07/30/07)                                                   3,000      2,948,000
   Solitaire Funding LLC
      5.25% (05/08/07)                                                   1,050      1,044,335
   Tulip Funding Corp.
      5.30% (04/25/07)                                                   1,000        996,466
                                                                                 ------------
                                                                                   26,818,426
                                                                                 ------------
BANKS                                                         6.2%
   Citigroup Funding Inc.
      5.25% (07/05/07)                                                   2,500      2,465,364
   UBS Finance LLC
      5.24% (04/24/07)                                                   5,000      4,983,261
      5.23% (06/01/07)                                                   2,000      1,982,276
                                                                                 ------------
                                                                                    9,430,901
                                                                                 ------------
SECURITY BROKER & DEALERS                                     5.9%
   Bear Stearns & Co.
      5.18% (04/30/07)                                                   7,000      6,970,791
   Greenwich Capital Holdings, Inc.
      5.20% (08/14/07)                                                   2,000      1,961,000
                                                                                 ------------
                                                                                    8,931,791
                                                                                 ------------
SUGAR AND CONFECTINARY PRODUCTS                               3.2%
    Nestle Capital Corp.
      5.15% (08/10/07)                                                   5,000      4,906,299
                                                                                 ------------
NOTES AND BONDS                                               4.0%
BANKS
   Wells Fargo & Co (2)
      5.38% (04/02/07)                                                   6,000      6,000,000
                                                                                 ------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2007
                                  (CONTINUED)

                                                          PERCENTAGE
                                                              OF         PAR       AMORTIZED
                                                          NET ASSETS    (000)        COST
                                                          ----------   -------   -----------
CORPORATE DEBT (CONTINUED)
FINANCIAL SERVICE                                             2.0%
   Sedna Finance Inc (1,2)
      5.32% (04/12/07)                                                   3,000      2,999,975
                                                                                 ------------
LIFE INSURANCE                                                8.0%
   Allstate Life Global Funding II (1,2)
      5.33% (04/27/07)                                                   5,000      5,000,000
   MetLife Global Funding (1,2)
      5.42% (04/30/07)                                                   5,500      5,500,000
   Principal Life Income Funding Trust (2)
      5.36% (06/07/07)                                                   1,500      1,500,610
                                                                                 ------------
                                                                                   12,000,610
                                                                                 ------------
SECURITIES BROKERS AND DEALERS                                9.7%
   Goldman Sachs Group, Inc (1,2)
      5.37% (04/24/07)                                                   4,600      4,600,000
   Merrill Lynch & Company (2)
      5.33% (05/29/07)                                                   5,000      5,000,000
   Morgan Stanley & Co. (2)
      5.50% (04/02/07)                                                   5,000      5,000,000
                                                                                 ------------
                                                                                   14,600,000
                                                                                 ------------
PERSONAL CREDIT INSTITUTIONS                                  3.5%
   General Electric Capital Corp. (2)
      5.45% (04/09/07)                                                   3,750      3,750,609
      5.28% (04/24/07)                                                   1,500      1,500,000
                                                                                 ------------
                                                                                    5,250,609
                                                                                 ------------

CORPORATE VARIABLE RATE DEMAND NOTES                          2.8%
   MUBEA, Inc. Series 1999 (FifthThird Bank LOC)(2)
      5.37% (04/05/07)                                                   2,200      2,200,000
      5.37% (04/05/07)                                                   2,000      2,000,000
                                                                                 ------------
                                                                                    4,200,000
                                                                                 ------------
   TOTAL CORPORATE DEBT
     (Cost $95,138,611)                                                            95,138,611

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2007
                                  (CONTINUED)

                                                          PERCENTAGE
                                                              OF         PAR       AMORTIZED
                                                          NET ASSETS    (000)        COST
                                                          ----------   -------   ------------
MUNICIPAL VARIABLE RATE DEMAND NOTES                          3.1%
   Bergen County, NJ Import Authority Revenue Bonds (2)
   (Wachovia Bank NA LOC)
      5.39% (04/05/07)                                                   4,000      4,000,000
                                                                                 ------------
   St. Louis, MO Industrial Development
   Authority Revenue Bonds (Marshall & Illsley LOC)(2)
      5.50% (04/005/07)                                                    745        745,000
                                                                                 ------------
   TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES
      (Cost $4,745,000)                                                             4,745,000
                                                                                 ------------
MASTER NOTES                                                  2.0%
   Citigroup Global Markets (2)
      5.51% (04/27/07)
      (Cost $3,000,000)                                                  3,000      3,000,000
                                                                                 ------------
REPURCHASE AGREEMENTS                                        26.9%
   Lehman Brothers, Inc.
      5.36% (04/02/07))
      To be repurchased at $5,002,233
      (collateralized by $5,570,000
      Federal National Mortgage Association Bonds,
      6.00%; due 05/01/36;
      Total Market Value is $5,128,886)                                  5,000      5,000,000
                                                                                 ------------
   UBS Securities LLC
      5.36% (04/02/07)
      To be repurchased at $35,618,903
      (collateralized by $57,511,255
      Freddie Mac Strips,
      0.0%; due 12/01/33 to 07/15/36;
      Total Market Value is $36,672,276)                                35,603   $ 35,603,000
                                                                                 ------------
   TOTAL REPURCHASE AGREEMENTS
   (Cost $40,603,000)                                                            $ 40,603,000
                                                                                 ------------

   TOTAL INVESTMENTS IN SECURITIES
   (Cost $153,486,611)*                                     101.7%                153,486,611
                                                            -----                ------------
   LIABILITIES IN EXCESS OF OTHER ASSETS                     (1.7)                 (2,606,981)
                                                            -----                ------------
   NET ASSETS                                               100.0%               $150,879,630
                                                            =====                ============

----------
*    Aggregate cost is the same for financial and Federal tax purposes.

(1) Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. At March 31, 2007, the value of these securities amounted to approximately $18,099,975 or 12.0% of net assets.

(2) Rates shown are the rates as of March 31, 2007 and maturities are the next interest adjustment date

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.


By: /s/ David P. Behnke
    ---------------------------------
Name: David P. Behnke
Title: President and Chief Executive
       Officer
Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P Behnke
    ---------------------------------
Name: David P. Behnke
Title: Principal Executive Officer
Date: May 30, 2007


By: /s/ Dale E Palka
    ---------------------------------
Name: Dale E. Palka
Title: Principal Financial Officer
Date: May 30, 2007